SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Reconciliation of reportable segment revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total profit for reportable segments	¥ 723,406		¥ 829,229	¥ 848,978
Unallocated amounts:
Fulfillment expenses	(345,222)	$ (49,366)	(381,035)	(400,538)
Selling and marketing expenses	(258,643)	(36,985)	(313,897)	(448,387)
General and administrative expenses	(69,459)	(9,933)	(70,907)	(224,202)
Technology expenses	(60,391)	(8,636)	(69,635)	(124,341)
Other operating (expenses) income, net	7,932	1,134	8,359	(1,607)
Interest income	3,885	556	7,041	8,834
Interest expense	(35,572)	(5,087)	(28,331)	(20,141)
Foreign exchange gain (loss)	480	69	(909)	610
Other income, net	11,082	1,585	(595)	7,612
Loss before income taxes	¥ (22,502)	$ (3,217)	¥ (20,680)	¥ (353,182)